Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000915802
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 20, 2024
Document Effective Date	dei_DocumentEffectiveDate	Sep. 20, 2024
Prospectus Date	rr_ProspectusDate	Feb. 28, 2024
ALPS | Kotak India ESG Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

FINANCIAL INVESTORS TRUST

ALPS/Kotak India ESG Fund

(the “Fund”)

SUPPLEMENT DATED SEPTEMBER 20, 2024, TO THE

SUMMARY PROSPECTUS DATED FEBRUARY 28, 2024

AND STATUTORY PROSPECTUS DATED FEBRUARY 28, 2024,

AS SUPPLEMENTED

Summary Section of the Statutory Prospectus and Summary Prospectus:

Effective immediately, the MSCI India Index (Net Total Return) is replacing the MSCI India Index (Gross Total Return) as the Fund’s broad-based securities market index. The Adviser and Sub-Adviser made this recommendation to the Board because the new index is more representative of the Fund's investment profile.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE